COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Leases

Currently, the Company is leasing the office located at 29397 Agoura Road, Suite 107, Agoura Hills, CA 91301 on a month-to-month basis until such time a new office is identified. The Company believes the office is sufficient for its current operations.

PointR Merger Contingent Consideration

The total purchase price in the PointR Merger of $17,831,427 included $2,625,000 of contingent consideration of shares issuable to PointR shareholders, upon achievement of certain milestones. For more information on the PointR Merger Contingent Consideration, refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025.

Other claims

From time to time, the Company may become involved in certain claims arising in the ordinary course of business.

During the year ended December 2022, a former employee brought suit for breach of employment contract claim against the Company in Honorable Supreme Court of California. The Company filed a counter claim. A liability of $162,500 million was recorded related to this claim. The litigation was settled in October 2025. See Note 14.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Leases

Currently, the Company is leasing the office located at 29397 Agoura Road, Suite 107, Agoura Hills, CA 91301 on a month-to-month basis until such time a new office is identified. The Company believes the office is sufficient for its current operations.

PointR Merger Consideration

The total purchase price in the PointR Merger of $17,831,427 included $2,625,000 of contingent consideration of shares issuable to PointR shareholders, upon achievement of certain milestones. For more information on the PointR Merger Contingent Consideration, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

 Third Party Service Provider Claim

The Company had disputed a judgement of $20,000 for a non-payment to a third service provider. The Company considered the claim to be immaterial to the financial position of the Company. The Company had filed a counter claim on the third-party service provider as the Company believed the claim to be false and malicious to the interests of the Company. In March 2024, The Honorable Court overruled the previous judgement and ruled in favor of the Company.

Other claims

From time to time, the Company may become involved in certain claims arising in the ordinary course of business. One of the Company’s ex-employees has made a breach of employment contract claim against the Company. The Company and its legal counsel are evaluating the validity of the claim, as the Company believes that such claim has limited merits and is hopeful to attain a positive outcome for such claim. Since the Company and its legal counsel are still evaluating the claim, we are unable to quantify the amount such claim would be settled at, if at all settled.